Segment Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net sales	$ 6,696.1		$ 6,679.9		$ 6,022.7
Segment earnings (loss)	813.8		790.8		710.1
Fair value adjustment to inventory	(6.0)		(6.9)		(27.4)
Reorganization costs	(27.1)		(23.4)
Acquisition-related and other costs	(17.5)		(21.4)	[1]	(42.3)	[2]
Other	(33.6)	[3]
Depreciation and amortization	(152.8)		(163.7)		(142.8)
Operating earnings (loss)	576.8		522.9		407.3
Total assets	7,710.6		7,116.7
Capital expenditures	154.5		126.9		137.5
Impairment of goodwill and intangibles			(52.5)		(19.7)
Venezuela hyperinflationary and devaluation charges (see Note 1)					(70.6)
Outdoor Solutions
Segment Reporting Information [Line Items]
Net sales	2,692.9		2,772.1		2,518.7
Segment earnings (loss)	325.2		344.6		300.9
Fair value adjustment to inventory	(2.8)				(2.1)
Reorganization costs	(12.6)		(13.5)
Acquisition-related and other costs	(3.9)		7.1	[1]	(7.4)	[2]
Depreciation and amortization	(55.2)		(61.8)		(62.1)
Operating earnings (loss)	250.7		276.4		228.6
Total assets	2,930.1		2,810.3
Capital expenditures	55.0		61.4		48.0
Impairment of goodwill and intangibles					(0.7)
Consumer Solutions
Segment Reporting Information [Line Items]
Net sales	1,940.9		1,880.3		1,869.6
Segment earnings (loss)	285.9		274.7		266.2
Fair value adjustment to inventory	(3.2)
Reorganization costs	(14.1)		(2.1)
Acquisition-related and other costs	(1.6)		(4.8)	[1]	(4.0)	[2]
Depreciation and amortization	(34.7)		(31.1)		(28.1)
Operating earnings (loss)	232.3		236.7		233.4
Total assets	1,971.9		1,855.9
Capital expenditures	53.6		23.2		24.3
Impairment of goodwill and intangibles					(0.7)
Branded Consumables
Segment Reporting Information [Line Items]
Net sales	1,753.1		1,734.4		1,345.3
Segment earnings (loss)	259.2		237.9		195.0
Fair value adjustment to inventory			(6.9)		(25.3)
Reorganization costs	(0.4)		(6.4)
Acquisition-related and other costs	(3.8)		(10.8)	[1]	(3.4)	[2]
Depreciation and amortization	(46.0)		(55.9)		(39.0)
Operating earnings (loss)	209.0		105.4		109.0
Total assets	1,934.1		1,801.8
Capital expenditures	30.9		31.6		30.7
Impairment of goodwill and intangibles			(52.5)		(18.3)
Process Solutions
Segment Reporting Information [Line Items]
Net sales	377.1		351.2		342.7
Segment earnings (loss)	47.1		37.7		37.1
Reorganization costs			(1.4)
Acquisition-related and other costs			(2.0)	[1]
Depreciation and amortization	(13.5)		(12.4)		(12.1)
Operating earnings (loss)	33.6		21.9		25.0
Total assets	183.1		186.9
Capital expenditures	9.9		8.6		7.5
Intercompany Eliminations
Segment Reporting Information [Line Items]
Net sales	(67.9)		(58.1)		(53.6)
Total Operating Segments
Segment Reporting Information [Line Items]
Net sales	6,696.1		6,679.9		6,022.7
Segment earnings (loss)	917.4		894.9		799.2
Fair value adjustment to inventory	(6.0)		(6.9)		(27.4)
Reorganization costs	(27.1)		(23.4)
Acquisition-related and other costs	(9.3)		(10.5)	[1]	(14.8)	[2]
Depreciation and amortization	(149.4)		(161.2)		(141.3)
Operating earnings (loss)	725.6		640.4		596.0
Total assets	7,019.2		6,654.9
Capital expenditures	149.4		124.8		110.5
Impairment of goodwill and intangibles			(52.5)		(19.7)
Corporate/ Unallocated
Segment Reporting Information [Line Items]
Segment earnings (loss)	(103.6)		(104.1)		(89.1)
Acquisition-related and other costs	(8.2)		(10.9)	[1]	(27.5)	[2]
Other	(33.6)	[3]
Depreciation and amortization	(3.4)		(2.5)		(1.5)
Operating earnings (loss)	(148.8)		(117.5)		(188.7)
Total assets	691.4		461.8
Capital expenditures	5.1		2.1		27.0
Venezuela hyperinflationary and devaluation charges (see Note 1)					$ (70.6)

[1]	Consolidated amount is net of gain on the sale of certain domestic assets recorded in the Outdoor Solutions segment.
[2]	Comprised of $52.4 of acquisition-related and other charges, which primarily relate to acquisitions (see Note 3) and a $10.1 mark-to-market gain associated with the Company's Euro-denominated debt and intercompany loans.
[3]	Represents cumulative stock-based compensation related to certain restricted share awards where compensation expense was not previously recognized as the achievement of the performance targets was not deemed probable (see Note 13).